Changes in the FCPS are as follows (Details) - Free ordinary shares [member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning Balance	32,463	34,017
Granted
Expired		(1,554)
Ending Balance	32,463	32,463
Number of share options exercisable in share-based payment arrangement	884,144